Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Munder Integrity Mid-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES & EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Applicable Sales Charges” on page 9 of the Fund’s Prospectus and the section entitled “Additional Purchase, Redemption, Exchange and Conversion Information” on page 56 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The sub-advisor pursues capital appreciation in the Fund by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of mid-capitalization companies.  This investment strategy may not be changed without 60 days’ prior notice to shareholders.  For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.  Mid-capitalization companies means those companies with market capitalizations within the range of companies included in the Russell Midcap® Index ($801 million to $31.7 billion as of September 30, 2014).  The Fund may, however, also invest (i) in equity securities of smaller or larger companies and (ii) up to 25% of its assets in foreign securities.

When selecting securities to invest in, the sub-advisor seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects.  The sub-advisor chooses the Fund’s investments by employing a value-oriented approach that focuses on securities that offer value with improving sentiment.  The sub-advisor finds these value-oriented investments by, among other things: (i) rigorously analyzing the company’s financial characteristics and assessing the quality of the company’s management; (ii) considering comparative price-to-book, price-to-sales and price-to-cash flow ratios; and (iii) analyzing cash flows to identify stocks with the most attractive potential returns.

The sub-advisor regularly reviews the Fund’s investments and will sell securities when the sub-advisor believes the securities are no longer attractive because (i) of price appreciation, (ii) of a significant change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

From time to time, the Fund may focus its investments in companies in one or more economic sectors. Economic sectors include multiple different industries. The Fund will not invest 25% or more of its assets in any one industry.

From time to time, the sub-advisor may use exchange-traded funds (ETFs) to manage cash.

Pending Merger:  The Fund’s Board of Trustees and shareholders approved the merger of the Fund with and into a separate, newly created series of The Victory Portfolios (“Merger”).  The Merger is now expected to occur as soon as practicable and likely on or around October 31, 2014.  The Fund may engage in transition management techniques prior to the closing of the Merger during which time the Fund may not pursue its investment objective and investment strategies.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money if you invest in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The principal risks associated with investment in the Fund are as follows:

Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market. The sub-advisor’s investment strategy seeks to control risk by adhering to portfolio constraints relative to the Fund’s benchmark. As a result, the Fund may be particularly susceptible to a general decline in the mid-capitalization value sector of the U.S. stock market.

Value Investing Risk

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

Medium-Sized Company Stock Risk

Medium-sized (or mid-capitalization) companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions.  Prices of medium-sized companies tend to be more volatile than those of larger companies and medium-sized issuers may be subject to greater degrees of changes in their earnings and prospects.  Since medium-sized company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.

Foreign Securities Risk

Foreign securities, particularly those from emerging market countries, tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded. In addition to foreign securities, the Fund may be exposed to foreign markets as a result of the Fund’s investments in U.S. companies that have international exposure.

Sector Focus Risk

The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, but will not invest 25% or more of its assets in any one industry. To the extent the Fund focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector or industry. Since benchmark sector weights influence the Fund’s sector exposure, the Fund may tend to be more heavily weighted in companies in the financials sector, particularly those within the real estate investment trust (REIT) industry. The values of companies in the financials sector are particularly vulnerable to economic downturns and changes in government regulation and interest rates. Investing in REITs involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Investments in securities of REITs entails additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type.

ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.munder.com, or by calling (800) 468-6337.

The annual return in the bar chart is for the Fund’s least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the Fund's performance from year to year and by showing the Fund's average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 468-6337
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.munder.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN (%) per calendar year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
YTD through 9/30/14:	5.34%
Best Quarter:	13.30%	(quarter ended 3/31/13)
Worst Quarter:	-5.02%	(quarter ended 6/30/12)

Year to Date Return, Label	rr_YearToDateReturnLabel	YTD through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.02%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class Y shares. The after-tax returns of the Class A shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns of the Class A shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2013 (including maximum sales charges)
Russell Midcap® Value Index Class Y Comparison (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2011
Russell Midcap® Value Index Class A Comparison (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2011
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	4.76%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.25%)	[3]
Total Net Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.51%	[3],[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,628
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,565
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,930
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	695
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,628
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,565
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,930
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2011
Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	4.81%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.55%)	[3]
Total Net Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.26%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,127
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,130
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,655
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,127
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,130
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,655
Annual Return 2012	rr_AnnualReturn2012	16.78%
Annual Return 2013	rr_AnnualReturn2013	36.86%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2011
Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.63%
Class Y | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.20%

[1]	The sales charge declines as the amount invested increases.
[2]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.
[3]	Annual Fund Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund invested).
[4]	Pursuant to an Expense Limitation Agreement, MCM (as defined below) has agreed contractually through at least October 31, 2015 to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the Securities and Exchange Commission from time to time)) do not exceed 1.50% for Class A shares and 1.25% for Class Y shares. There is no guarantee that the Expense Limitation Agreement will be extended after its expiration or at the currently specified level. In addition, the Fund and MCM have entered into a Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse MCM for the fees it waived or limited and other expenses assumed and paid by MCM pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to MCM does not cause Total Net Annual Operating Expenses (other than those excluded for purposes of the Expense Limitation Agreement) of the Fund to exceed the limits stated above and the Board of Trustees has approved in advance such reimbursement to MCM.